Stockholders' Equity - Summary of Reconciliation of Controlling Interest due to Different Currencies (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Detail Of Reconciliation Of Controlling Interest Due To Different Currencies Line Items [Line Items]
Common stock and additional paid-in capital	$ 7,810	$ 7,893
Other equity reserves	(2,365)	(2,453)
Retained earnings	3,388	2,635
Total controlling interest	9,827	$ 8,075
Parent [member]
Disclosure Detail Of Reconciliation Of Controlling Interest Due To Different Currencies Line Items [Line Items]
Common stock and additional paid-in capital	5,150
Other equity reserves	2,289
Retained earnings	2,388
Total controlling interest	9,827
Consolidated One [member]
Disclosure Detail Of Reconciliation Of Controlling Interest Due To Different Currencies Line Items [Line Items]
Common stock and additional paid-in capital	7,810
Other equity reserves	(1,371)
Retained earnings	3,388
Total controlling interest	$ 9,827